Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
(10)         Derivative Instruments and Hedging Activities

The Trust does not utilize “hedge accounting” and instead “marks-to-market” its derivatives through operations.

Derivatives not designated as hedging instruments:

As of December 31, 2015
	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$32,649	$(61,049)	$(28,400)
Currency	26,412	(863)	25,549
Energy	104,889	(74,035)	30,854
Indices	5,225	(23,774)	(18,549)
Interest rates	4,782	(21,653)	(16,871)
Metals	11,985	(9,213)	2,772
	$185,942	$(190,587)	$(4,645)

As of December 31, 2016, the Trust held no assets or liabilities reported at fair value.  The above reported fair values are included in equity in commodity trading accounts – net unrealized gain on open contracts and in purchased options on futures and written options on futures contracts in the consolidated statements of financial condition as of December 31, 2015.

Trading gain (loss) for the following periods:

	Year ended December 31,
Type of Futures Contracts	2016	2015	2014
Agriculture	$140,538	$(177,298)	$(42,004)
Currency	(117,250)	(480,313)	790,640
Energy	(165,154)	687,431	126,535
Indices	(59,458)	(226,266)	(566,210)
Interest rates	297,195	16,128	188,370
Metals	(133,786)	15,436	21,168
	$(37,915)	$(164,882)	$518,499

See Note (5) for additional information on the trading of derivatives not designed as hedging instruments and the related risks.